Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Leases [Line Items]
Right of use assets	$ 636	$ 656	$ 551
Net investment in sublease of right of use asset	49	53	58	$ 62
Lease liabilities	722	728	612	520
Adjustment of cumulative effect on retained earnings, net of tax	(11,672)	(12,087)
Rental expense recorded for short-term leases	$ 8	$ 11	$ 13
Opening Balance after Adjustment Cumulative Effect at Date Of Initial Application
Disclosure Of Leases [Line Items]
Right of use assets				420
Net investment in sublease of right of use asset				62
Lease liabilities				520
Increase/Decrease Due to Changes in Accounting Policy Required by IFRSs Cumulative Effect at Date of Initial Application
Disclosure Of Leases [Line Items]
Adjustment of cumulative effect on retained earnings, net of tax				$ 6